Supplementary Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplementary Information [Abstract]
Net change in Non-Cash Working Capital

For the years ended December 31	2015	2014	2013

Operating Activities
Accounts receivable and accrued revenues	$314	$(411)	$(75)
Accounts payable and accrued liabilities	(14)	188	(81)
Income tax payable and receivable	(38)	214	(23)
	$262	$(9)	$(179)

Supplementary Cash Flow Information

For the years ended December 31	2015	2014	2013

Interest Paid	$602	$648	$575
Income Taxes Paid, net of Amounts (Recovered)	$(105)	$43	$(186)